Capital Stock and Reserves - Inputs used (Details) - Stock options	12 Months Ended
	Dec. 31, 2024 Y	Dec. 31, 2023 Y
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Maximum term of options	5 years
Expected life | Black-Scholes option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Measurement input	3.5	3.5
Annualized volatility | Black-Scholes option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Measurement input	0.5322	0.5903
Dividend rate | Black-Scholes option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Measurement input	0	0
Risk-free interest rate | Black-Scholes option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Measurement input	0.0344	0.0442